Legal Proceedings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	1 Months Ended
	May 05, 2011	Sep. 07, 2012
Commitments And Contingencies Disclosure [Abstract]
Minimum unspecified damages sought by plaintiff	$ 150
Suit filing period		45 days
Period of stay for suit filed		30 months